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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     March 31, 1996

Check here if Amendment [X]               Amendment Number :    4
                                                              -----
   This Amendment (Check only one): [X]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------------
Address:  1 Lafayette Place
          -------------------------------
          Greenwich, CT 06830
          -------------------------------

Form 13F File Number:      28-2610
                        -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ----------------------------------------

Title:    Vice President of General Partner
          ----------------------------------------

Phone:    (203) 861-4600
          ----------------------------------------


Signature, Place, and Date of Signing:

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
                    /s/ E.J. BIRD                          Greenwich, CT                                May 12, 2000
          ----------------------------------------         ------------------------------            -----------------
           (Signature)                                     (City, State)                                  (Date)
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Report Type ( Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     23
Form 13F Information Table Value Total:              $ 911,695
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

Page 1 of 1

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
        COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  -----------  --------  ---------------------  ----------  --------  ----------------------
                                                        VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS     SOLE   SHARED  NONE
------------------------  --------------  -----------  --------  ---------  ---  -----  ----------  --------  ----------------------
American Express Co *        Common       025816-10-9    98,553  1,996,000   SH            SOLE               1,996,000
Citicorp **                  Common       173034-10-9   156,200  1,952,500   SH            SOLE               1,952,500
Dow Chemical  Co.            Common       260543-10-3    40,857    470,300   SH            SOLE                 470,300
Fund Amern Enterprises
  Hldgs                      Common       360768-10-5    24,530    318,568   SH            SOLE                 318,568
Federal Home Ln Mtg
  Corp ***                   Common       313400-30-1    56,061    657,610   SH            SOLE                 657,610
Jostens Inc.                 Common       481088-10-2    20,138    900,000   SH            SOLE                 900,000
Libbey Inc.                  Common       529898-10-8     1,190     54,400   SH            SOLE                  54,400
Limited Inc.                 Common       532716-10-7     6,658    350,404   SH          DEFINED                350,404
Limited Inc.                 Common       532716-10-7     5,960    313,700   SH            SOLE                 313,700
Laboratory Corp. Amer.
  Hldgs                      Options      50540R-11-0        29     52,413   SH  Calls   DEFINED                 52,413
Laboratory Corp. Amer.
  Hldgs                      Options      50540R-11-0     1,008  1,075,071   SH  Calls     SOLE               1,075,071
Laboratory Corp. Amer.
  Hldgs                      Common       50540R-10-2    10,024  1,193,408   SH          DEFINED              1,193,408
Laboratory Corp. Amer.
  Hldgs                      Common       50540R-10-2    24,613  2,938,880   SH            SOLE               2,938,880
McKesson Corp. ****          Common       581556-10-7    92,368  1,802,300   SH            SOLE               1,802,300
Phelps Dodge Corp.           Common       717265-10-2    22,166    323,000   SH            SOLE                 323,000
Playtex Products Inc.        Common       72813P-10-0       363     50,000   SH            SOLE                  50,000
Premark Intl Inc.            Common       740459-10-2     6,006    112,000   SH            SOLE                 112,000
PS Group Inc.                Common       693624-10-8    13,331  1,198,270   SH            SOLE               1,198,270
RJR Nabisco Holdings
  Corp.                      Common       74960K-87-6     7,826    258,700   SH            SOLE                 258,700
Westcott Communications      Common       95752F10-6      7,698    443,000   SH            SOLE                 443,000
Walters Industries Inc.      Common       93317Q-10-5    24,077  1,751,064   SH          DEFINED              1,751,064
Wells Fargo & Co *****       Common       949740-10-4   365,722  1,401,233   SH            SOLE               1,401,233
UST Inc.                     Common       902911-10-6    17,547    550,500   SH            SOLE                 550,500

* Short position in this security                       (13,628)  (276,000)
** Short position in this security                       (1,304)   (16,300)
*** Short position in this security                     (43,913)  (515,110)
**** Short position in this security                       (882)   (17,200)
***** Short position in this security                   (31,503)  (120,700)

COLUMN TOTALS                             Grand Total   911,695


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